Fair Value Of Financial Instruments - Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 21,731	$ 27,086	$ 27,086
Restricted cash	0	10,000	10,000
Long-term debt	197,732	199,375	199,375
Due from related parties, current	12,420	20,086	20,086
Due from related parties, non-current	2,565	2,565	$ 2,565
Level I
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	21,731	27,086
Restricted cash		10,000
Due from related parties, current	12,420	20,086
Level II
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term debt	197,732	199,375
Due from related parties, non-current	$ 2,565	$ 2,565